Commitments and Contingencies - Additional Information (Detail) $ in Thousands		12 Months Ended
		Dec. 31, 2021 USD ($) MillionTonnesPerAnnum	Feb. 28, 2022 USD ($)	Jan. 26, 2022 USD ($)	Apr. 21, 2021 USD ($)	Apr. 15, 2021 USD ($)
Disclosure of contingent liabilities [line items]
Upfront cash consideration to be paid	[1],[2]	$ 324,500
Current stream percentage of silver		0.00%
Upfront cash consideration paid to date	[1]	$ 34,000
Reassessment interest and penalties		$ 8,000
Percentage of reassessments interest and penalties		50.00%
Salobo Three Expansion [member]
Disclosure of contingent liabilities [line items]
Mill throughput capacity | MillionTonnesPerAnnum		24
Bottom of range [member] | Mill Throughput Capacity Expansion [member] | Salobo Three Expansion [member]
Disclosure of contingent liabilities [line items]
Expanded Mill throughput capacity | MillionTonnesPerAnnum		28,000,000
Loma de La Plata [member]
Disclosure of contingent liabilities [line items]
Upfront cash consideration to be paid		$ 32,000
Rosemont [member]
Disclosure of contingent liabilities [line items]
Upfront cash consideration to be paid		230,000
First installment payable on permitting projet		50,000
Balance installment amount payable once project costs incurred exceeds specified amount		180,000
Project costs incurred to trigger balance installment payable		98,000
Toroparu [member]
Disclosure of contingent liabilities [line items]
Upfront cash consideration to be paid		$ 138,000
Reduced stream percentage of gold		0.909%
Current stream percentage of gold		10.00%
Amount of non-refundable advance		$ 2,000
Current stream percentage of silver		50.00%
Cotabambas [member]
Disclosure of contingent liabilities [line items]
Amount of non-refundable advance		$ 2,000
Total upfront cash payment for early deposit silver streaming interest		140,000
Upfront cash consideration paid to date		12,000
Unpaid upfront cash consideration with scheduled payment dates		2,000
Kutcho [member]
Disclosure of contingent liabilities [line items]
Total upfront cash payment for early deposit silver streaming interest		65,000
Upfront cash consideration paid to date		7,000
Unpaid upfront cash consideration with no scheduled payment dates		$ 58,000
Salobo [member]
Disclosure of contingent liabilities [line items]
Mill throughput capacity | MillionTonnesPerAnnum		24
Salobo [member] | Bottom of range [member] | Mill Throughput Capacity Expansion [member]
Disclosure of contingent liabilities [line items]
Expanded Mill throughput capacity | MillionTonnesPerAnnum		28,000,000
Estimated expansion payments		$ 113,000
Salobo [member] | Bottom of range [member] | Mill Throughput Capacity Expansion [member] | Salobo Three Expansion [member]
Disclosure of contingent liabilities [line items]
Estimated expansion payments		$ 550,000
Salobo [member] | Top of range [member] | Mill Throughput Capacity Expansion [member]
Disclosure of contingent liabilities [line items]
Expanded Mill throughput capacity | MillionTonnesPerAnnum		40,000,000
Estimated expansion payments		$ 892,000
Salobo [member] | Top of range [member] | Mill Throughput Capacity Expansion [member] | Salobo Three Expansion [member]
Disclosure of contingent liabilities [line items]
Estimated expansion payments		650,000
Marmato [member]
Disclosure of contingent liabilities [line items]
Upfront cash consideration paid to date			$ 4,000			$ 34,000
Total Upfront Cash Payment For Precious Metal Purchase Agreement						$ 110,000
Fenix Gold [Member]
Disclosure of contingent liabilities [line items]
Total Upfront Cash Payment For Precious Metal Purchase Agreement		50,000
Upfront cash consideration to be paid upon closing subject to certain conditions		25,000
Upfront cash consideration to be paid subject to environmental impact assessment		25,000
Black Water [Member]
Disclosure of contingent liabilities [line items]
Total Upfront Cash Payment For Precious Metal Purchase Agreement		141,000
Marathon [Member] | Acquisition of New Precious Metal Purchase Agreement [Member]
Disclosure of contingent liabilities [line items]
Upfront cash consideration to be paid				$ 240,000
Upfront cash consideration paid to date				$ 40,000
Santo Domingo [Member]
Disclosure of contingent liabilities [line items]
Upfront cash consideration paid to date					$ 30,000
Total Upfront Cash Payment For Precious Metal Purchase Agreement					$ 290,000
Canada Revenue Agency 1 [member]
Disclosure of contingent liabilities [line items]
Potential estimated tax loss carryback to reduce tax and interest		$ 2,000

[1]	Expressed in thousands of United States dollars; excludes closing costs and capitalized interest, where applicable.
[2]	Please refer to Note 28 for details of when the remaining upfront consideration to be paid becomes due.